Other Liabilities (Narratives) (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Non-ARO environmental liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 283	$ 254
ARO liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 166	$ 180